Putnam Short Term Investment Fund
The fund's portfolio
4/30/25 (Unaudited)

REPURCHASE AGREEMENTS (55.5%)(a)
	Principal amount	Value
Interest in $100,000,000 joint tri-party repurchase agreement dated 4/30/2025 with Bank of Montreal due 5/1/2025 - maturity value of $22,002,671 for an effective yield of 4.370% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 3.500% to 7.000% and due dates ranging from 12/20/2049 to 4/20/2055, valued at $102,012,382)	$22,000,000	$22,000,000
Interest in $225,000,000 joint tri-party repurchase agreement dated 4/30/2025 with Barclays Capital, Inc. due 5/1/2025 - maturity value of $25,003,035 for an effective yield of 4.370% (collateralized by U.S. Treasuries (including strips) with a coupon rate of 1.375% and due dates ranging from 10/31/2028 to 12/31/2028, valued at $229,527,932)	25,000,000	25,000,000
Interest in $255,886,000 joint tri-party repurchase agreement dated 4/30/2025 with BofA Securities, Inc. due 5/1/2025 - maturity value of $177,544,599 for an effective yield of 4.380% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.500% to 5.500% and due dates ranging from 12/1/2039 to 2/1/2055, valued at $261,003,720)	177,523,000	177,523,000
Interest in $335,810,000 joint tri-party repurchase agreement dated 4/30/2025 with Citigroup Global Markets, Inc. due 5/1/2025 - maturity value of $140,900,102 for an effective yield of 4.370% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.400% to 7.768% and due dates ranging from 11/1/2053 to 3/20/2075, valued at $342,526,201)	140,883,000	140,883,000
Interest in $600,000,000 joint tri-party repurchase agreement dated 4/30/2025 with HSBC Securities (USA), Inc. due 5/1/2025 - maturity value of $167,896,425 for an effective yield of 4.380% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 7.500% and due dates ranging from 8/1/2026 to 3/1/2055, valued at $612,074,460)	167,876,000	167,876,000
Interest in $200,000,000 joint tri-party repurchase agreement dated 4/30/2025 with JPMorgan Securities, LLC due 5/1/2025 - maturity value of $122,014,843 for an effective yield of 4.380% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 5.500% and due dates ranging from 7/1/2030 to 11/1/2054, valued at $204,024,820)	122,000,000	122,000,000
Interest in $400,000,000 joint tri-party repurchase agreement dated 4/30/2025 with JPMorgan Securities, LLC due 5/1/2025 - maturity value of $200,024,278 for an effective yield of 4.370% (collateralized by U.S. Treasuries (including strips) with a coupon rate of 0.125% and a due date of 4/15/2026, valued at $408,049,602)	200,000,000	200,000,000
Interest in $50,000,000 term repurchase agreement dated 4/30/2025 with Barclays Capital, Inc. due 5/1/2025 - maturity value of $50,012,139 for an effective yield of 4.370% (collateralized by U.S. Treasuries (including strips) with a coupon rate of 3.750% and a due date of 12/31/2030, valued at $50,982,845)	50,000,000	50,000,000
Interest in $100,000,000 tri-party repurchase agreement dated 4/30/2025 with BNP Paribas Securities Corp. due 5/1/2025 - maturity value of $100,012,139 for an effective yield of 4.370% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.750% to 7.063% and due dates ranging from 12/1/2029 to 4/1/2055, valued at $102,012,382)	100,000,000	100,000,000
Interest in $118,283,000 tri-party repurchase agreement dated 4/30/2025 with Goldman, Sachs & Co. LLC due 5/1/2025 - maturity value of $118,297,391 for an effective yield of 4.380% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 7.000% and due dates ranging from 2/15/2029 to 4/1/2055, valued at $120,648,661)	118,283,000	118,283,000
Interest in $25,000,000 tri-party term repurchase agreement dated 5/1/2025 with BNP Paribas Securities Corp., 4.500% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.875% to 6.875% and due dates ranging from 11/3/2025 to a perpetual maturity, valued at $26,253,320) (France)(IR)(EG)	25,000,000	25,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 5/1/2025 with RBC Capital Markets, LLC, 4.550% (collateralized by Corporate Debt Securities with coupon rates ranging from 1.188% to 7.132% and due dates ranging from 10/13/2027 to a perpetual maturity, valued at $26,253,601) (Canada)(IR)(EG)	25,000,000	25,000,000

Total repurchase agreements (cost $1,173,565,000)		$1,173,565,000

COMMERCIAL PAPER (24.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value
ABN AMRO Funding USA, LLC	4.353	9/29/25	$22,500,000	$22,086,340
Australia and New Zealand Banking Group, Ltd. (Australia)	4.620	8/21/25	20,100,000	20,103,214
Australia and New Zealand Banking Group, Ltd. (Australia)	4.560	2/11/26	10,750,000	10,749,774
Australia and New Zealand Banking Group, Ltd. (Australia)	4.368	7/10/25	18,500,000	18,343,462
Banco Santander SA (Spain)	4.570	6/6/25	19,750,000	19,751,260
Banco Santander SA (Spain)	4.336	9/24/25	21,000,000	20,627,802
Bank of Montreal (Canada)	5.500	6/10/25	20,000,000	19,901,030
Bank of Montreal (Canada)	4.670	4/13/26	11,500,000	11,491,208
Barclays Bank PLC (United Kingdom)	4.429	5/27/25	10,000,000	9,966,990
Barclays Bank PLC (United Kingdom)	4.418	5/19/25	10,200,000	10,176,414
BPCE SA (France)	4.476	8/6/25	12,000,000	11,858,063
BPCE SA (France)	4.319	9/12/25	11,250,000	11,067,540
Cabot Corp.	4.654	5/1/25	2,700,000	2,699,660
Commonwealth Bank of Australia (Australia)	4.670	9/29/25	18,750,000	18,757,442
Commonwealth Bank of Australia (Australia)	4.610	7/7/25	17,250,000	17,254,225
DNB Bank ASA (Norway)	5.500	5/28/25	21,000,000	20,929,919
DNB Bank ASA (Norway)	4.336	12/19/25	11,000,000	10,704,239
Export Development Canada (Canada)	4.294	8/5/25	17,800,000	17,597,869
ING (U.S.) Funding, LLC	4.620	6/5/25	24,500,000	24,503,333
Lloyds Bank PLC (United Kingdom)	4.580	8/7/25	14,000,000	14,001,253
Mizuho Bank,Ltd./New York, NY	4.359	10/3/25	10,201,000	10,011,348
National Australia Bank, Ltd. (Australia)	4.600	2/20/26	12,250,000	12,250,851
National Australia Bank, Ltd. (Australia)	4.600	8/26/25	20,000,000	20,000,914
Nordea Bank ABP (Finland)	4.540	9/22/25	11,500,000	11,498,523
Nordea Bank ABP (Finland)	4.295	10/9/25	11,500,000	11,281,023
NRW.Bank (Germany)	4.373	6/23/25	11,500,000	11,426,946
Royal Bank of Canada (Canada)	4.710	7/11/25	20,500,000	20,508,815
Royal Bank of Canada (Canada)	4.630	3/23/26	10,500,000	10,491,395
Toronto-Dominion Bank (The) (Canada)	4.426	5/23/25	8,250,000	8,226,959
TotalEnergies Capital SA (France)	4.432	7/16/25	10,750,000	10,649,306
TotalEnergies Capital SA (France)	4.417	6/27/25	11,000,000	10,922,324
TotalEnergies Capital SA (France)	4.393	6/2/25	11,000,000	10,956,057
Toyota Credit de Puerto Rico Corp. (Puerto Rico)	4.462	8/18/25	6,500,000	6,413,306
Toyota Motor Credit Corp.	4.353	9/3/25	10,000,000	9,850,725
Westpac Banking Corp. (Australia)	4.610	7/2/25	19,750,000	19,754,681
Westpac Banking Corp. (Australia)	4.580	3/2/26	20,300,000	20,274,292

Total commercial paper (cost $517,109,192)				$517,088,502

CERTIFICATES OF DEPOSIT (16.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Bank of America, NA	4.250	3/2/26	$11,000,000	$11,001,289
Bank of America, NA FRN	4.720	4/9/26	9,000,000	9,000,000
Bank of America, NA FRN	4.680	6/3/25	21,750,000	21,754,328
Bank of America, NA FRN	4.600	11/6/25	13,750,000	13,749,182
Bank of Montreal/Chicago, IL FRN (Canada)	4.710	8/12/25	12,250,000	12,255,397
Bank of Nova Scotia/Houston FRN	4.710	10/24/25	19,000,000	19,006,988
Bank of Nova Scotia/Houston FRN	4.690	11/6/25	23,650,000	23,656,702
BNP Paribas SA/New York, NY FRN (France)	4.630	6/3/25	7,150,000	7,151,182
Canadian Imperial Bank of Commerce/New York, NY FRN	4.710	12/12/25	22,850,000	22,858,256
Canadian Imperial Bank of Commerce/New York, NY FRN	4.660	2/9/26	7,500,000	7,497,939
Citibank, NA FRN	4.710	10/24/25	9,750,000	9,754,263
Citibank, NA FRN	4.700	9/22/25	9,750,000	9,753,501
Citibank, NA FRN	4.640	1/23/26	22,000,000	21,988,866
Cooperatieve Rabobank UA/NY FRN (Netherlands)	4.630	4/6/26	11,000,000	10,989,859
Credit Agricole Corporate and Investment Bank/New York FRN (France)	4.640	6/13/25	22,500,000	22,505,807
Intesa Sanpaolo SPA/New York, NY FRN	5.230	8/18/25	10,580,000	10,597,199
Mizuho Bank, Ltd./New York, NY FRN	4.560	5/2/25	19,250,000	19,250,154
Mizuho Bank, Ltd./New York, NY FRN	4.510	9/10/25	10,500,000	10,498,157
MUFG Bank Ltd./New York, NY FRN (Japan)	4.610	11/13/25	20,400,000	20,395,020
Rabobank Nederland NV/NY (Netherlands)	4.570	10/20/25	20,000,000	20,015,206
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	4.580	12/8/25	20,250,000	20,251,742
Toronto-Dominion Bank/NY FRN (Canada)	4.740	8/15/25	22,250,000	22,263,791
Toronto-Dominion Bank/NY FRN (Canada)	4.620	8/7/25	10,000,000	10,002,824

Total certificates of deposit (cost $356,130,000)				$356,197,652

ASSET-BACKED COMMERCIAL PAPER (3.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Atlantic Asset Securitization, LLC	4.360	5/1/25	$18,250,000	$18,247,801
Chariot Funding, LLC	4.417	5/16/25	10,500,000	10,479,641
Chariot Funding, LLC	4.382	5/6/25	15,500,000	15,488,756
Liberty Street Funding, LLC (Canada)	4.459	7/16/25	8,500,000	8,420,072
Manhattan Asset Funding Co., LLC (Japan)	4.408	6/18/25	9,250,000	9,194,657
Victory Receivables Corp. (Japan)	4.417	5/12/25	9,400,000	9,386,302

Total asset-backed commercial paper (cost $71,225,839)				$71,217,229
TOTAL INVESTMENTS

Total investments (cost $2,118,030,031)				$2,118,068,383

	Key to holding's abbreviations
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2024 through April 30, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam Short Term Investment Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $2,112,703,261.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	68.3%
	Canada	7.9
	Australia	7.4
	France	5.2
	Japan	2.8
	Spain	1.9
	United Kingdom	1.6
	Norway	1.5
	Netherlands	1.5
	Finland	1.1
	Germany	0.5
	Puerto Rico	0.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,198,605,051 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$71,217,229	$—
Certificates of deposit	—	356,197,652	—
Commercial paper	—	517,088,502	—
Repurchase agreements	—	1,173,565,000	—

Totals by level	$—	$2,118,068,383	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com